Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000100075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000210967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000063063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000030657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000063057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000100078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000100083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000140956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000140957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000088087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000088088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000100086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000100087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000075557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000075558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000112664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000063048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000112668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000119619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000100071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000112671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000210971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000154912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000154913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000100091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000100075
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	2.02%			3.69%
Without Sales Load [Member] | C000210967
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	0.08%	0.92%
Without Sales Load [Member] | C000210964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	(0.19%)	0.68%
Without Sales Load [Member] | C000030705
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	9.23%			7.74%
Without Sales Load [Member] | C000030706
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%	8.95%			7.47%
Without Sales Load [Member] | C000063060
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%	7.32%			7.54%
Without Sales Load [Member] | C000063061
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	7.00%			7.21%
Without Sales Load [Member] | C000063063
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%	9.08%			9.12%
Without Sales Load [Member] | C000063064
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%	8.76%			8.81%
Without Sales Load [Member] | C000030657
Average Annual Return [Line Items]
Average Annual Return, Percent	31.23%	18.46%			16.22%
Without Sales Load [Member] | C000063057
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	5.74%			6.10%
Without Sales Load [Member] | C000063058
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%	5.44%			5.78%
Without Sales Load [Member] | C000100078
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%	2.18%			3.96%
Without Sales Load [Member] | C000030750
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	4.67%			5.28%
Without Sales Load [Member] | C000030751
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%	4.40%			5.01%
Without Sales Load [Member] | C000030680
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	9.24%			9.02%
Without Sales Load [Member] | C000030681
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%	8.97%			8.74%
Without Sales Load [Member] | C000100083
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%	1.41%			4.21%
Without Sales Load [Member] | C000030660
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%	7.27%			8.09%
Without Sales Load [Member] | C000030661
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	7.00%			7.82%
Without Sales Load [Member] | C000140956
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%	3.79%			4.93%
Without Sales Load [Member] | C000140957
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%	3.53%			4.70%
Without Sales Load [Member] | C000088087
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	4.66%			4.37%
Without Sales Load [Member] | C000088088
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	4.40%			4.11%
Without Sales Load [Member] | C000100086
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	1.78%			1.90%
Without Sales Load [Member] | C000100087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	1.52%			1.64%
Without Sales Load [Member] | C000075557
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.21%)	(4.59%)			(2.31%)
Without Sales Load [Member] | C000075558
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.47%)	(4.82%)			(2.55%)
Without Sales Load [Member] | C000030760
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	13.51%			12.46%
Without Sales Load [Member] | C000030761
Average Annual Return [Line Items]
Average Annual Return, Percent	21.31%	13.22%			12.18%
Without Sales Load [Member] | C000030763
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%	13.34%			12.29%
Without Sales Load [Member] | C000030620
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	1.87%			3.38%
Without Sales Load [Member] | C000030621
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%	1.62%			3.13%
Without Sales Load [Member] | C000030623
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	1.72%			3.23%
Without Sales Load [Member] | C000030710
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.73%)	1.84%			3.53%
Without Sales Load [Member] | C000030711
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.96%)	1.60%			3.28%
Without Sales Load [Member] | C000030713
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.90%)	1.68%			3.37%
Without Sales Load [Member] | C000112664
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	3.21%			4.05%
Without Sales Load [Member] | C000030670
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	11.69%			9.67%
Without Sales Load [Member] | C000030671
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	11.42%			9.39%
Without Sales Load [Member] | C000063051
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%	9.71%			10.10%
Without Sales Load [Member] | C000063048
Average Annual Return [Line Items]
Average Annual Return, Percent	16.15%	9.43%			9.82%
Without Sales Load [Member] | C000063050
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	9.54%			9.93%
Without Sales Load [Member] | C000030546
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%	7.46%			8.47%
Without Sales Load [Member] | C000030547
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	7.19%			8.20%
Without Sales Load [Member] | C000030549
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%	7.32%			8.31%
Without Sales Load [Member] | C000030600
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	0.25%			1.65%
Without Sales Load [Member] | C000030601
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	(0.01%)			1.39%
Without Sales Load [Member] | C000112668
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	3.37%			4.49%
Without Sales Load [Member] | C000030725
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	8.70%			7.00%
Without Sales Load [Member] | C000030726
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	8.45%			6.74%
Without Sales Load [Member] | C000030755
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	6.92%			8.33%
Without Sales Load [Member] | C000030756
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	6.66%			8.07%
Without Sales Load [Member] | C000030551
Average Annual Return [Line Items]
Average Annual Return, Percent	34.47%	18.33%			12.15%
Without Sales Load [Member] | C000030552
Average Annual Return [Line Items]
Average Annual Return, Percent	34.13%	18.04%			11.87%
Without Sales Load [Member] | C000030554
Average Annual Return [Line Items]
Average Annual Return, Percent	34.24%	18.14%			11.98%
Without Sales Load [Member] | C000119619
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	2.45%			4.27%
Without Sales Load [Member] | C000030615
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%	4.12%			5.49%
Without Sales Load [Member] | C000030616
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	3.87%			5.23%
Without Sales Load [Member] | C000030618
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%	3.96%			5.33%
Without Sales Load [Member] | C000030581
Average Annual Return [Line Items]
Average Annual Return, Percent	39.34%	10.89%			12.29%
Without Sales Load [Member] | C000030582
Average Annual Return [Line Items]
Average Annual Return, Percent	38.93%	10.62%			12.02%
Without Sales Load [Member] | C000030584
Average Annual Return [Line Items]
Average Annual Return, Percent	39.00%	10.73%			12.13%
Without Sales Load [Member] | C000100071
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	(0.72%)			2.55%
Without Sales Load [Member] | C000030630
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%	2.12%			2.26%
Without Sales Load [Member] | C000030631
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.85%			2.00%
Without Sales Load [Member] | C000030633
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%	1.96%			2.10%
Without Sales Load [Member] | C000030635
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%	0.11%			1.68%
Without Sales Load [Member] | C000030636
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%	(0.14%)			1.43%
Without Sales Load [Member] | C000030638
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	(0.03%)			1.54%
Without Sales Load [Member] | C000112671
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	2.76%			4.20%
Without Sales Load [Member] | C000210971
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%	3.02%	3.33%
Without Sales Load [Member] | C000210968
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%	2.76%	3.08%
Without Sales Load [Member] | C000030675
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	0.08%			2.64%
Without Sales Load [Member] | C000030676
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	(0.18%)			2.39%
Without Sales Load [Member] | C000030695
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	6.15%			6.25%
Without Sales Load [Member] | C000030696
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	5.88%			5.98%
Without Sales Load [Member] | C000030698
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	6.00%			6.08%
Without Sales Load [Member] | C000030700
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	7.69%			7.42%
Without Sales Load [Member] | C000030701
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	7.41%			7.15%
Without Sales Load [Member] | C000030703
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	7.52%			7.26%
Without Sales Load [Member] | C000030576
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%	8.69%			8.72%
Without Sales Load [Member] | C000030577
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	8.41%			8.45%
Without Sales Load [Member] | C000030579
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	8.52%			8.55%
Without Sales Load [Member] | C000030650
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%	7.91%			10.38%
Without Sales Load [Member] | C000030651
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	7.65%			10.11%
Without Sales Load [Member] | C000030653
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	7.73%			10.21%
Without Sales Load [Member] | C000154912
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	(0.15%)		1.32%
Without Sales Load [Member] | C000154913
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%	(0.39%)		1.10%
Without Sales Load [Member] | C000030586
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	11.03%			8.59%
Without Sales Load [Member] | C000030587
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%	10.75%			8.31%
Without Sales Load [Member] | C000030589
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	10.85%			8.42%
Without Sales Load [Member] | C000100091
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%	(1.18%)			0.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
Average Annual Return, Percent	4.97%	1.01%	1.66%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
Average Annual Return, Percent	4.97%	1.01%	1.66%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%			13.10%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Average Annual Return, Percent	2.04%	0.06%			1.73%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Average Annual Return, Percent	2.04%	0.06%			1.73%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%			4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%			4.80%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Average Annual Return, Percent	2.04%	0.06%			1.73%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $11,875
Average Annual Return, Percent	2.04%	0.06%			1.73%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715
Average Annual Return, Percent	4.97%	1.01%			2.43%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715
Average Annual Return, Percent	4.97%	1.01%			2.43%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%			13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%			13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%			13.10%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%			5.20%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $11,492
Average Annual Return, Percent	7.50%	1.70%	2.48%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $11,492
Average Annual Return, Percent	7.50%	1.70%	2.48%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $14,293
Average Annual Return, Percent	7.50%	1.70%			3.64%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $14,293
Average Annual Return, Percent	7.50%	1.70%			3.64%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%			9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,292
Average Annual Return, Percent	1.25%	(0.33%)		1.26%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,292
Average Annual Return, Percent	1.25%	(0.33%)		1.26%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%			12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%			8.10%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%			8.10%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Average Annual Return, Percent	11.24%	7.16%			7.46%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Average Annual Return, Percent	11.24%	7.16%			7.46%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
Average Annual Return, Percent	8.19%	4.20%			5.16%
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
Average Annual Return, Percent	8.19%	4.20%			5.16%
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $23,931
Average Annual Return, Percent	14.81%	9.31%			9.12%
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $23,931
Average Annual Return, Percent	14.81%	9.31%			9.12%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%			7.14%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%			7.14%
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,521
Average Annual Return, Percent	8.95%	5.86%			5.15%
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,521
Average Annual Return, Percent	8.95%	5.86%			5.15%
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
Average Annual Return, Percent	4.36%	1.58%			1.63%
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
Average Annual Return, Percent	4.36%	1.58%			1.63%
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $8,572
Average Annual Return, Percent	(5.32%)	(4.81%)			(1.53%)
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $8,572
Average Annual Return, Percent	(5.32%)	(4.81%)			(1.53%)
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Average Annual Return, Percent	0.94%	(1.00%)			2.23%
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Average Annual Return, Percent	0.94%	(1.00%)			2.23%
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $12,467
Average Annual Return, Percent	0.94%	(1.00%)			2.23%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%			8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%			8.49%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Average Annual Return, Percent	24.23%	13.07%			11.88%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Average Annual Return, Percent	24.23%	13.07%			11.88%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $30,726
Average Annual Return, Percent	24.23%	13.07%			11.88%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%			8.09%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%			8.09%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%			8.09%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%			7.14%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%			7.14%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $9,459
Average Annual Return, Percent	(2.87%)	(3.08%)			(0.55%)
Brighthouse Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index $25,812
Average Annual Return, Percent	18.67%	11.17%			9.95%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $9,459
Average Annual Return, Percent	(2.87%)	(3.08%)			(0.55%)
Brighthouse Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index $25,812
Average Annual Return, Percent	18.67%	11.17%			9.95%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%			16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%			16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%			16.78%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%			4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%			4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%			4.80%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Average Annual Return, Percent	1.84%	1.87%			2.24%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Average Annual Return, Percent	1.84%	1.87%			2.24%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $12,481
Average Annual Return, Percent	1.84%	1.87%			2.24%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)			0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%			5.81%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%			8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%			8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%			8.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%			11.54%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%			8.10%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%			8.10%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%			8.10%
Brighthouse Index: Bloomberg U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index $10,885
Average Annual Return, Percent	0.62%	(0.63%)			0.85%